TAXES ON INCOME - Disclosure of detailed information about income tax expense (benefit) (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Major components of tax expense (income) [abstract]
Current	$ 248	$ 25
Deferred, net	278	(66)
Income tax from previous years	(21)	303
Income tax expense (benefit)	$ 505	$ 262